UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend

            Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 01/31/2018

Item 1 – Report to Stockholders

JANUARY 31, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Equity Dividend Fund

BlackRock Natural Resources Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended January 31, 2018, assets with higher risk and return potential, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by rising interest rates.

Emerging market stocks posted the strongest performance, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, the 10-year U.S. Treasury — a bellwether of the bond market — posted a modest negative return, as rising energy prices, higher wages, and steady job growth drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together. Consensus expectations for global economic growth also rose, as long-anticipated fiscal stimulus and capital spending plans indicated that new sources of demand could extend the current economic cycle.

The Fed responded to these positive developments by increasing short-term interest rates three times during the year. In October 2017, the Fed also reduced its $4.5 trillion balance sheet by $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth and inflation, as well as limited bond supply, put steady pressure on other central banks to follow in the Fed’s footsteps. In October 2017, the ECB announced plans to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, as the country’s inflation rate remained below 2.0%.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	15.43%	26.41%
U.S. small cap equities (Russell 2000® Index)	11.23	17.18
International equities (MSCI Europe, Australasia, Far East Index)	12.14	27.60
Emerging market equities (MSCI Emerging Markets Index)	18.51	41.01
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.58	0.93
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.74)	(0.47)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.35)	2.15
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.01	3.41
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.94	6.60
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of January 31, 2018	BlackRock Equity Dividend Fund

Investment Objective

BlackRock Equity Dividend Fund’s (the “Fund”) investment objective is to seek long-term total return and current income.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund outperformed the benchmark, the Russell 1000® Value Index. For the same period, the Fund underperformed the broad-market S&P 500® Index. The following discussion of relative performance pertains to the Russell 1000® Value Index.

What factors influenced performance?

The largest contribution to relative return came from stock selection within the health care sector. Notably, stock selection in both the health care providers & services and pharmaceuticals industries contributed significantly. Additionally, an underweight to the real estate sector lifted relative results. Within consumer staples, the portfolio benefited from a combination of stock selection and an underweight to the sector. More specifically, stock selection among beverage companies and underweight exposure to household products firms proved beneficial. Lastly, stock selection within energy contributed positively, mainly due to an emphasis on non-U.S.-domiciled integrated oil and gas operators.

The largest detractor from relative performance was the portfolio’s cash position, which averaged 4.8% during the period. Within information technology (“IT”), a combination of stock selection and an underweight to the communications equipment industry negatively impacted returns. In addition, stock selection in the semiconductors & semiconductor equipment industry weighed on relative performance. In the materials sector, an underweight to the metals & mining industry detracted from results, as did stock selection among construction materials firms.

Describe recent portfolio activity.

During the six-month period, the Fund significantly boosted its exposure to the health care sector. Holdings within financials, consumer staples and energy also were increased. Conversely, the Fund significantly reduced exposure to the industrials sector. The Fund also reduced its holdings within materials and utilities stocks.

Describe portfolio positioning at period end.

As of period end, the Fund’s largest allocations were in the financials, health care and energy sectors. Relative to the benchmark, the largest overweight positions were in the health care, IT and financials sectors. Conversely, the Fund’s largest underweights were in the real estate, consumer discretionary and consumer staples sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

TEN LARGEST HOLDINGS

Holding	Percent of Net Assets
JPMorgan Chase & Co.	4%
Bank of America Corp.	4
Citigroup, Inc.	4
Pfizer, Inc.	4
Wells Fargo & Co.	3
Oracle Corp.	3
Anthem, Inc.	2
Microsoft Corp.	2
Royal Dutch Shell PLC — ADR	2
Verizon Communications, Inc.	2

SECTOR ALLOCATION

Sector	Percent of Net Assets
Financials	28%
Health Care	18
Energy	11
Information Technology	10
Consumer Staples	7
Industrials	7
Short-Term Securities	5
Utilities	4
Consumer Discretionary	4
Telecommunication Services	3
Materials	3

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	BlackRock Equity Dividend Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	13.37%	22.55%	N/A	13.23%	N/A	8.57%	N/A
Service	13.21	22.27	N/A	12.91	N/A	8.28	N/A
Investor A	13.23	22.22	15.80%	12.94	11.73%	8.28	7.70%
Investor C	12.87	21.38	20.38	12.14	12.14	7.50	7.50
Investor C1	12.98	21.62	N/A	12.36	N/A	7.71	N/A
Class K	13.51	22.77	N/A	13.37	N/A	8.71	N/A
Class R	13.08	21.88	N/A	12.58	N/A	7.95	N/A
S&P 500® Index(c)	15.43	26.41	N/A	15.91	N/A	9.78	N/A
Russell 1000® Value Index(d)	11.33	17.22	N/A	13.47	N/A	7.95	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.
(b)	Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities.
(c)	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(d)	An unmanaged index that is a subset of the Russell 1000® Index that consists of those Russell 1000® securities with lower price-to-book ratios and lower expected growth values.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (f)
	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Annualized Expense Ratio
Institutional	$1,000.00	$1,133.70	$3.71	$1,000.00	$1,021.73	$3.52	0.69%
Service	1,000.00	1,132.10	5.27	1,000.00	1,020.27	4.99	0.98
Investor A	1,000.00	1,132.30	5.05	1,000.00	1,020.47	4.79	0.94
Investor C	1,000.00	1,128.70	8.85	1,000.00	1,016.89	8.39	1.65
Investor C1	1,000.00	1,129.80	7.95	1,000.00	1,017.74	7.53	1.48
Class K	1,000.00	1,135.10	2.06	1,000.00	1,022.38	1.95	0.56
Class R	1,000.00	1,130.80	6.71	1,000.00	1,018.90	6.36	1.25

(e)	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(f)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

FUND SUMMARY	5

Fund Summary as of January 31, 2018	BlackRock Natural Resources Trust

Investment Objective

BlackRock Natural Resources Trust’s (the “Fund”) investment objective is to seek long-term growth of capital and to protect the purchasing power of shareholders’ capital by investing in a portfolio of equity securities of domestic and foreign companies with substantial natural resource assets.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund underperformed its benchmark, the S&P Global Natural Resources Index.

What factors influenced performance?

Stock selection in the energy and agriculture sectors detracted from performance during the period. Within agriculture, a non-benchmark position in the Brazilian prepared foods producer BRF SA detracted from relative performance, despite the fact that the company delivered positive results and fundamental factors appear to be recovering across the company’s lines of business. Elsewhere, the Fund’s lack of exposure to the South African mining company Anglo American PLC represented the largest individual detractor from relative return as the firm’s credit rating was upgraded by Standard & Poor’s.

Conversely, the Fund’s positioning with mining companies that produce battery materials contributed to returns as Volkswagen doubled its commitment to electric vehicles, China announced plans to ban internal combustion engines, and electric vehicle sales in China reached a new high. The Fund’s non-benchmark exposure to Neo Lithium Corp., a Canadian lithium battery producer, was the largest contributor to relative performance. Additionally, an overweight to CF Industries Holdings, Inc. was among the largest contributors based on a rally in urea prices, driven by a combination of increased demand from India and a reduction in supply from China.

Describe recent portfolio activity.

During the period, the Fund took profits within its mining exposure and rotated into the agriculture sector based on relative valuation. This included initiating a position in agricultural equipment manufacturer AGCO Corp., based on the potential for improved profit margins and a recovery in demand for farm equipment. In addition, the Fund also took profits on a position in agricultural equipment manufacturer Deere & Co., and added to its position in the U.S. prepared foods company Tyson Foods, Inc. Within the energy space, the Fund rotated exposures within its integrated company holdings based on valuations, and within mining, the Fund increased exposure to battery material-related companies and to existing positions in high quality iron ore producers.

Describe portfolio positioning at period end.

At the end of the period, the Fund held its largest weighting in energy companies, followed by mining and agriculture. Within mining, the Fund maintained a high-quality bias, with company deleveraging efforts and growth prospects as key themes. Within the Fund’s energy holdings, the managers emphasized high quality U.S. shale exploration & production companies. In the agriculture sector, the Fund had a bias towards upstream companies, based on the outlook for crop prices to move higher and a stabilization in farm income and sentiment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

TEN LARGEST HOLDINGS

Holding	Percent of Net Assets
Nutrien Ltd.	7%
Royal Dutch Shell PLC, Class B	6
BP PLC	6
Glencore PLC	5
Chevron Corp.	5
Vale SA — ADR	3
Rio Tinto PLC	3
BHP Billiton PLC	3
Packaging Corp. of America	3
TOTAL SA	2

INDUSTRY ALLOCATION

Industry	Percent of Net Assets
Oil, Gas & Consumable Fuels	34%
Metals & Mining	31
Chemicals	13
Food Products	10
Short-Term Securities	5
Energy Equipment & Services	3
Containers & Packaging	3
Machinery	2
Paper & Forest Products	1
Liabilities in Excess of Other Assets	(2)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	BlackRock Natural Resources Trust

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	17.77%	12.86%	N/A	0.25%	N/A	0.45%	NA
Investor A	17.63	12.56	6.65%	(0.01)	(1.09)%	0.18	(0.36)%
Investor C	17.17	11.69	11.06	(0.79)	(0.79)	(0.60)	(0.60)
S&P Global Natural Resources Index(c)	19.55	23.56	N/A	2.80	N/A	1.09	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.
(b)	Under normal circumstances, the Fund invests at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset.
(c)	The index includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across 3 primary commodity-related sectors: agribusiness, energy, and metals & mining.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (d)
	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Annualized Expense Ratio
Institutional	$1,000.00	$1,177.70	$5.05	$1,000.00	$1,020.57	$4.69	0.92%
Investor A	1,000.00	1,176.30	6.42	1,000.00	1,019.31	5.96	1.17
Investor C	1,000.00	1,171.70	10.73	1,000.00	1,015.32	9.96	1.96

(d)	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(e)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

FUND SUMMARY	7

About Fund Performance

Institutional and Class K Shares (Class K Shares are available only in BlackRock Equity Dividend Fund) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to the Class K Shares inception date of March 28, 2016, Class K Shares performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class K Share fees.

Service Shares (available only in BlackRock Equity Dividend Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries. On December 27, 2017, all issued and outstanding Investor B Shares were converted into Investor A Shares with the same relative aggregate net asset value (“NAV”).

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Investor C1 Shares (available only in BlackRock Equity Dividend Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders. In addition, these shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. Prior to September 12, 2011, Investor C1 Shares performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C1 Share fees.

Class R Shares (available only in BlackRock Equity Dividend Fund) are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These Shares are available only to certain employer-sponsored retirement plans.

Investor C1 Shares of the BlackRock Equity Dividend Fund are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment adviser, voluntarily waived a portion of the Funds’ expenses. Without such waiver, the Funds’ performance would have been lower. The Manager is under no obligation to waive or to continue waiving its fees and such voluntary waiver may be reduced or discontinued at any time. See Note 5 of the Notes to Financial Statements for additional information on waivers.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2017 and held through January 31, 2018) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2018	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 95.7%

Aerospace & Defense — 1.7%
Lockheed Martin Corp.	430,940	$152,919,059
Northrop Grumman Corp.	685,272	233,355,674

		386,274,733
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	408,123	51,962,220

Banks — 18.3%
Bank of America Corp.	28,910,596	925,139,072
Citigroup, Inc.	10,412,868	817,201,881
JPMorgan Chase & Co.	8,057,450	932,005,241
KeyCorp	6,017,410	128,772,574
Regions Financial Corp.	1,235,050	23,750,011
SunTrust Banks, Inc.	3,387,263	239,479,494
U.S. Bancorp	5,390,063	307,988,200
Wells Fargo & Co.	10,980,815	722,318,011

		4,096,654,484
Beverages — 2.1%
Diageo PLC	7,756,047	279,158,368
Dr. Pepper Snapple Group, Inc.	1,612,430	192,443,521

		471,601,889
Capital Markets — 3.8%
Charles Schwab Corp.	2,274,760	121,335,698
Goldman Sachs Group, Inc.	1,098,038	294,153,400
Invesco Ltd.	697,828	25,212,526
Morgan Stanley	7,246,291	409,777,756

		850,479,380
Chemicals — 1.5%
DowDuPont, Inc.	4,588,936	346,831,783

Communications Equipment — 1.1%
Cisco Systems, Inc.	1,773,470	73,669,944
Motorola Solutions, Inc.	1,724,523	171,521,057

		245,191,001
Construction Materials — 0.7%
CRH PLC	4,035,160	149,886,577

Diversified Telecommunication Services — 2.4%
BCE, Inc.	1,257,848	58,804,394
Verizon Communications, Inc.	8,871,362	479,674,543

		538,478,937
Electric Utilities — 3.3%
Edison International	924,729	57,823,304
FirstEnergy Corp.	7,243,873	238,323,422
NextEra Energy, Inc.	1,354,332	214,553,276
PG&E Corp.	5,435,240	230,617,233

		741,317,235
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	1,276,610	95,477,662

Energy Equipment & Services — 0.4%
Halliburton Co.	1,799,610	96,639,057

Food & Staples Retailing — 1.3%
CVS Health Corp.	1,119,700	88,109,193
Kroger Co.	6,447,006	195,731,102

		283,840,295
Food Products — 1.1%
General Mills, Inc.	2,183,650	127,721,689
Kellogg Co.	1,855,900	126,405,349

		254,127,038

Security	Shares	Value
Health Care Equipment & Supplies — 3.1%
Koninklijke Philips NV	8,064,380	$328,702,094
Medtronic PLC	3,255,920	279,650,969
Smith & Nephew PLC	4,471,541	80,458,641

		688,811,704
Health Care Providers & Services — 7.3%
Aetna, Inc.	1,575,199	294,278,677
Anthem, Inc.	2,228,821	552,413,285
Cardinal Health, Inc.	2,261,750	162,371,033
Humana, Inc.	320,590	90,351,880
McKesson Corp.	1,251,580	211,366,830
Quest Diagnostics, Inc.	1,092,148	115,571,101
UnitedHealth Group, Inc.	886,021	209,792,052

		1,636,144,858
Household Products — 0.8%
Procter & Gamble Co.	2,117,176	182,796,976

Industrial Conglomerates — 2.7%
3M Co.	408,726	102,385,863
General Electric Co.	14,740,005	238,345,881
Honeywell International, Inc.	1,707,337	272,610,499

		613,342,243
Insurance — 6.2%
American International Group, Inc.	7,299,253	466,568,252
Brighthouse Financial, Inc.(a)	457,642	29,408,075
Lincoln National Corp.	538,510	44,588,628
Marsh & McLennan Cos., Inc.	1,926,630	160,912,137
MetLife, Inc.	6,762,598	325,078,086
Prudential Financial, Inc.	720,961	85,664,586
Travelers Cos., Inc.	1,821,099	273,019,162

		1,385,238,926
IT Services — 0.3%
Cognizant Technology Solutions Corp., Class A	868,134	67,697,089

Leisure Products — 0.5%
Mattel, Inc.	6,498,416	102,934,909

Machinery — 0.4%
Pentair PLC	1,274,680	91,139,620

Media — 2.3%
Comcast Corp., Class A	8,621,014	366,651,726
Interpublic Group of Cos., Inc.	4,752,610	104,034,633
Publicis Groupe SA	481,670	33,287,011

		503,973,370
Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	4,617,100	239,488,977

Multiline Retail — 0.6%
Dollar General Corp.	1,191,690	122,887,073

Oil, Gas & Consumable Fuels — 10.8%
BP PLC	31,452,000	224,390,795
Chevron Corp.	1,509,503	189,216,201
Enbridge, Inc.	1,283,245	47,005,264
Hess Corp.	4,228,973	213,605,426
Marathon Oil Corp.	10,510,090	191,178,537
Marathon Petroleum Corp.	2,279,678	157,913,295
Pioneer Natural Resources Co.	394,660	72,187,261
Plains All American Pipeline LP	1,493,010	31,308,420
Royal Dutch Shell PLC — ADR, Class A	7,391,280	519,163,507
Suncor Energy, Inc.	11,524,630	417,767,837
TOTAL SA — ADR	5,765,896	334,767,922
Williams Cos., Inc.	1,038,150	32,587,529

		2,431,091,994

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Paper & Forest Products — 0.4%
International Paper Co.	1,340,210	$84,245,601

Personal Products — 0.7%
Unilever NV — NY Shares	2,783,700	160,034,913

Pharmaceuticals — 8.1%
AstraZeneca PLC	5,743,674	398,686,835
Bayer AG, Registered Shares	561,670	73,599,722
Merck & Co., Inc.	6,148,770	364,314,623
Novo Nordisk A/S — ADR	3,348,200	185,825,100
Pfizer, Inc.	21,564,797	798,760,081

		1,821,186,361
Professional Services — 1.2%
Experian PLC	6,249,520	144,037,531
Nielsen Holdings PLC	3,576,928	133,812,877

		277,850,408
Road & Rail — 0.6%
Union Pacific Corp.	971,479	129,692,447

Semiconductors & Semiconductor Equipment — 1.8%
QUALCOMM, Inc.	4,164,687	284,239,888
Taiwan Semiconductor Manufacturing Co. Ltd.	14,189,000	124,001,962

		408,241,850
Software — 5.8%
Constellation Software, Inc.	170,590	110,274,646
Microsoft Corp.	5,504,113	522,945,776
Oracle Corp.	12,971,320	669,190,399

		1,302,410,821
Specialty Retail — 0.6%
Lowe’s Cos., Inc.	1,281,280	134,188,454

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.8%
Lenovo Group Ltd.	133,574,000	$76,892,326
Samsung Electronics Co. Ltd.	46,070	107,680,699

		184,573,025
Tobacco — 1.0%
Altria Group, Inc.	2,007,959	141,239,836
British American Tobacco PLC	1,049,600	71,736,661

		212,976,497
Wireless Telecommunication Services — 0.3%
SK Telecom Co. Ltd.	292,100	72,534,965

Total Long-Term Investments — 95.7% (Cost — $14,061,933,936)		21,462,245,372

Short-Term Securities — 5.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.59%(b)(c)	1,147,806,843	1,147,806,843

Total Short-Term Securities — 5.1% (Cost — $1,147,806,843)		1,147,806,843

Total Investments — 100.8% (Cost — $15,209,740,779)		22,610,052,215
Liabilities in Excess of Other Assets — (0.8)%		(186,285,023)

Net Assets — 100.0%		$22,423,767,192

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.

(c)	During the six months ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 07/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss)(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	958,459,446	189,347,397	1,147,806,843	$1,147,806,843	$4,880,829		$3,788	$—
SL Liquidity Series, LLC, Money Market Series(a)	—	—	—	—	420,231	(c)	—	—

				$1,147,806,843	$5,301,060		$3,788	$—

(a)	No longer held by the Fund as of period end.
(b)	Includes net capital gain distributions, if applicable.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$386,274,733	$—	$—	$386,274,733
Air Freight & Logistics	51,962,220	—	—	51,962,220
Banks	4,096,654,484	—	—	4,096,654,484
Beverages	192,443,521	279,158,368	—	471,601,889
Capital Markets	850,479,380	—	—	850,479,380
Chemicals	346,831,783	—	—	346,831,783
Communications Equipment	245,191,001	—	—	245,191,001
Construction Materials	—	149,886,577	—	149,886,577
Diversified Telecommunication Services	538,478,937	—	—	538,478,937
Electric Utilities	741,317,235	—	—	741,317,235
Electronic Equipment, Instruments & Components	95,477,662	—	—	95,477,662
Energy Equipment & Services	96,639,057	—	—	96,639,057
Food & Staples Retailing	283,840,295	—	—	283,840,295
Food Products	254,127,038	—	—	254,127,038
Health Care Equipment & Supplies	279,650,969	409,160,735	—	688,811,704
Health Care Providers & Services	1,636,144,858	—	—	1,636,144,858
Household Products	182,796,976	—	—	182,796,976
IT Services	67,697,089	—	—	67,697,089
Industrial Conglomerates	613,342,243	—	—	613,342,243
Insurance	1,385,238,926	—	—	1,385,238,926
Leisure Products	102,934,909	—	—	102,934,909
Machinery	91,139,620	—	—	91,139,620
Media	470,686,359	33,287,011	—	503,973,370
Multi-Utilities	239,488,977	—	—	239,488,977
Multiline Retail	122,887,073	—	—	122,887,073
Oil, Gas & Consumable Fuels	2,175,392,779	255,699,215	—	2,431,091,994
Paper & Forest Products	84,245,601	—	—	84,245,601
Personal Products	160,034,913	—	—	160,034,913
Pharmaceuticals	1,348,899,804	472,286,557	—	1,821,186,361
Professional Services	133,812,877	144,037,531	—	277,850,408
Road & Rail	129,692,447	—	—	129,692,447
Semiconductors & Semiconductor Equipment	284,239,888	124,001,962	—	408,241,850
Software	1,302,410,821	—	—	1,302,410,821
Specialty Retail	134,188,454	—	—	134,188,454
Technology Hardware, Storage & Peripherals	—	184,573,025	—	184,573,025
Tobacco	141,239,836	71,736,661	—	212,976,497
Wireless Telecommunication Services	—	72,534,965	—	72,534,965
Short-Term Securities	1,147,806,843	—	—	1,147,806,843

	$20,413,689,608	$2,196,362,607	$—	$22,610,052,215

During the six months ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) January 31, 2018	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.3%

Chemicals — 12.8%
CF Industries Holdings, Inc.	34,802	$1,476,997
FMC Corp.	40,140	3,665,986
Monsanto Co.	42,803	5,213,406
Nufarm Ltd.	384,806	2,467,025
Nutrien Ltd.(a)	311,868	16,317,986
Yara International ASA	57,850	2,782,628

		31,924,028
Containers & Packaging — 2.5%
Packaging Corp. of America	50,305	6,319,817

Energy Equipment & Services — 3.3%
Baker Hughes a GE Co.	49,437	1,589,400
Halliburton Co.	97,980	5,261,526
Patterson-UTI Energy, Inc.	53,086	1,253,891

		8,104,817
Food Products — 10.5%
BRF SA — ADR(a)(b)	435,796	4,850,410
Bunge Ltd.	19,549	1,552,777
Elders Ltd.	123,729	781,654
Glanbia PLC	225,362	3,854,265
Hormel Foods Corp.	120,795	4,146,892
Origin Enterprises PLC	152,351	1,144,366
Tyson Foods, Inc., Class A	75,397	5,738,466
Wilmar International Ltd.	1,607,700	3,915,330

		25,984,160
Machinery — 1.8%
AGCO Corp.	62,427	4,533,449

Metals & Mining — 31.6%
ArcelorMittal(a)	110,955	4,018,491
Beadell Resources Ltd.(a)(b)	6,611,446	801,272
BHP Billiton PLC	293,237	6,530,453
European Cobalt Ltd.(a)	10,852,714	822,041
First Quantum Minerals Ltd.	249,392	3,718,577
Franco-Nevada Corp.	21,100	1,613,378
Fresnillo PLC	107,259	2,053,538
Glencore PLC(a)	2,114,651	12,119,896
Lundin Mining Corp.	147,454	1,065,745
Neo Lithium Corp.(a)	1,546,156	2,614,638
Nevsun Resources Ltd.	681,128	1,423,170
Newcrest Mining Ltd.	310,916	5,686,121
Newmont Mining Corp.	75,370	3,053,239
Public Joint Stock Company Polyus(a)	28,203	1,143,632
Rio Tinto PLC	122,137	6,798,511
South32 Ltd.	1,406,359	4,318,736
Stelco Holdings, Inc.(a)	159,166	3,118,618
Teck Resources Ltd., Class B(b)	200,662	5,829,231

Security	Shares	Value
Metals & Mining (continued)
Vale SA — ADR	620,167	$8,117,986
Wheaton Precious Metals Corp.	166,221	3,588,711

		78,435,984
Oil, Gas & Consumable Fuels — 33.8%
BP PLC	2,100,133	14,983,165
Cairn Energy PLC(a)	560,799	1,649,996
Canadian Natural Resources Ltd.	106,066	3,620,904
Chevron Corp.	96,007	12,034,477
Cimarex Energy Co.	19,843	2,226,385
ConocoPhillips	80,119	4,711,798
Devon Energy Corp.	74,796	3,094,311
Encana Corp.	180,844	2,236,290
Eni SpA	111,855	2,013,637
EOG Resources, Inc.	34,161	3,928,515
EQT Corp.	26,954	1,463,333
Exxon Mobil Corp.	57,414	5,012,242
Kosmos Energy Ltd.(a)(b)	200,839	1,387,798
Pioneer Natural Resources Co.	19,000	3,475,290
Royal Dutch Shell PLC, Class B	454,328	16,116,137
TOTAL SA	104,529	6,060,583

		84,014,861
Paper & Forest Products — 1.0%
International Paper Co.	39,325	2,471,969
Quintis Ltd.(a)(b)(c)	2,624,167	21

		2,471,990

Total Long-Term Investments — 97.3% (Cost — $185,359,013)		241,789,106

Short-Term Securities — 4.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.59%,(d)(e)	7,228,856	7,228,856
SL Liquidity Series, LLC, Money Market Series, 1.55%(d)(e)(f)	4,649,663	4,649,663

Total Short-Term Securities — 4.8% (Cost — $11,878,079)		11,878,519

Total Investments — 102.1% (Cost — $197,237,092)		253,667,625
Liabilities in Excess of Other Assets — (2.1)%		(5,212,667)

Net Assets — 100.0%		$248,454,958

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

(f)	During the six months ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/2017	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain Loss(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,990,762	5,238,094	7,228,856	$7,228,856	$11,408		$(1,216)	$—
SL Liquidity Series, LLC, Money Market Series	6,453,437	(1,803,774)	4,649,663	4,649,663	16,864	(b)	—	4

				$11,878,519	$28,272		$(1,216)	$4

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Natural Resources Trust

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Chemicals	$26,674,375	$5,249,653	$—	$31,924,028
Containers & Packaging	6,319,817	—	—	6,319,817
Energy Equipment & Services	8,104,817	—	—	8,104,817
Food Products	18,214,565	7,769,595	—	25,984,160
Machinery	4,533,449	—	—	4,533,449
Metals & Mining	36,108,966	42,327,018	—	78,435,984
Oil, Gas & Consumable Fuels	43,191,343	40,823,518	—	84,014,861
Paper & Forest Products	2,471,969	—	21	2,471,990
Short-Term Securities	7,228,856	—	—	7,228,856

Subtotal	$152,848,157	$96,169,784	$21	$249,017,962

Investments Valued at NAV(a)				4,649,663

Total Investments				$253,667,625

(a)	As of January 31, 2018, certain of the Trust’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the six months ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Statements of Assets and Liabilities  (unaudited)

January 31, 2018

	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust

ASSETS
Investments at value — unaffiliated(a)(b)	$21,462,245,372	$241,789,106
Investments at value — affiliated(c)	1,147,806,843	11,878,519
Foreign currency at value(d)	97,463	4
Receivables:
Investments sold	77,578,951	127,227
Capital shares sold	26,539,955	515,572
Dividends — unaffiliated	15,200,372	177,481
Dividends — affiliated	1,008,676	4,049
Securities lending income — affiliated	—	2,648
Prepaid expenses	327,544	42,319

Total assets	22,730,805,176	254,536,925

LIABILITIES
Cash collateral on securities loaned at value	—	4,651,336
Payables:
Investments purchased	227,107,473	—
Capital shares redeemed	55,040,827	976,000
Investment advisory fees	10,360,069	127,962
Transfer agent fees	9,290,263	148,553
Service and distribution fees	3,548,268	54,347
Trustees’ and Officer’s fees	58,061	7,130
Other affiliates	57,813	1,000
Other accrued expenses	1,575,210	115,639

Total liabilities	307,037,984	6,081,967

NET ASSETS	$22,423,767,192	$248,454,958

NET ASSETS CONSIST OF
Paid-in capital	$14,135,265,288	$182,521,282
Undistributed (distributions in excess of) net investment income	4,416,535	(3,400,315)
Accumulated net realized gain	883,682,212	12,903,776
Net unrealized appreciation (depreciation)	7,400,403,157	56,430,215

Net Assets	$22,423,767,192	$248,454,958

(a) Investments at cost — unaffiliated	$14,061,933,936	$185,359,013
(b) Securities loaned at value	$—	$4,352,404
(c) Investments at cost — affiliated	$1,147,806,843	$11,878,079
(d) Foreign currency at cost	$97,368	$4

See notes to financial statements.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2018

	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust

NET ASSET VALUE

Institutional:
Net assets	$12,969,932,818	$81,534,389

Shares outstanding(e)	542,186,937	2,418,576

Net asset value	$23.92	$33.71

Service:
Net assets	$66,254,730	$—

Shares outstanding(e)	2,779,198	—

Net asset value	$23.84	$—

Investor A:
Net assets	$5,535,901,013	$138,615,070

Shares outstanding(e)	232,085,210	4,328,827

Net asset value	$23.85	$32.02

Investor C:
Net assets	$2,513,137,683	$28,305,499

Shares outstanding(e)	109,265,548	1,147,541

Net asset value	$23.00	$24.67

Investor C1:
Net assets	$1,745,949	$—

Shares outstanding(e)	75,820	—

Net asset value	$23.03	$—

Class K:
Net assets	$491,539,125	$—

Shares outstanding(e)	20,553,310	—

Net asset value	$23.92	$—

Class R:
Net assets	$845,255,874	$—

Shares outstanding(e)	35,174,984	—

Net asset value	$24.03	$—

(e)	Unlimited number of shares authorized, $0.10 par value.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Operations  (unaudited)

Six Months Ended January 31, 2018

	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust

INVESTMENT INCOME
Dividends — unaffiliated	$249,211,209	$3,286,855
Dividends — affiliated	4,880,829	11,408
Securities lending income — affiliated — net	420,231	16,864
Foreign taxes withheld	(5,951,428)	(65,104)

Total investment income	248,560,841	3,250,023

EXPENSES
Investment advisory	59,878,919	731,298
Service and distribution — class specific	21,292,479	319,193
Transfer agent — class specific	13,923,684	211,117
Accounting services	1,167,480	37,628
Custodian	911,260	16,376
Professional	377,220	58,052
Registration	207,885	37,463
Trustees and Officer	162,564	10,672
Printing	146,832	17,388
Miscellaneous	166,153	11,695

Total expenses	98,234,476	1,450,882
Less fees waived and/or reimbursed by the Manager	(2,727,090)	(799)

Total expenses after fees waived and/or reimbursed	95,507,386	1,450,083

Net investment income	153,053,455	1,799,940

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,870,129,273	18,281,072
Investments — affiliated	—	(1,219)
Forward foreign currency exchange contracts	(4,521)	—
Foreign currency transactions	(341,548)	90,316
Capital gain distributions from investment companies — affiliated	3,788	3

	1,869,786,992	18,370,172

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	675,042,636	18,622,166
Investments — affiliated	—	4
Foreign currency translations	339,213	(441)

	675,381,849	18,621,729

Net realized and unrealized gain	2,545,168,841	36,991,901

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,698,222,296	$38,791,841

See notes to financial statements.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Equity Dividend Fund
	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$153,053,455	$357,645,053
Net realized gain	1,869,786,992	2,447,613,520
Net change in unrealized appreciation (depreciation)	675,381,849	524,754,690

Net increase in net assets resulting from operations	2,698,222,296	3,330,013,263

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(104,806,503)	(222,245,439)
Service	(414,321)	(1,150,763)
Investor A	(39,098,914)	(93,147,307)
Investor B	(1,002)	(33,554)
Investor C	(9,739,038)	(27,125,822)
Investor C1	(9,036)	(60,206)
Class K	(2,848,911)	(2,212,534)
Class R	(4,583,836)	(11,028,482)
From net realized gain:
Institutional	(516,575,763)	(1,695,473,141)
Service	(2,422,685)	(9,445,833)
Investor A	(224,936,422)	(797,679,679)
Investor B	(23,279)	(409,220)
Investor C	(105,620,973)	(398,132,808)
Investor C1	(85,007)	(583,492)
Class K	(14,047,657)	(19,720,060)
Class R	(33,841,578)	(117,041,688)

Decrease in net assets resulting from distributions to shareholders	(1,059,054,925)	(3,395,490,028)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(590,171,131)	(163,570,395)

NET ASSETS
Total increase (decrease) in net assets	1,048,996,240	(229,047,160)
Beginning of period	21,374,770,952	21,603,818,112

End of period	$22,423,767,192	$21,374,770,952

Undistributed net investment income, end of period	$4,416,535	$12,864,641

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Changes in Net Assets  (continued)

	BlackRock Natural Resources Trust
	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,799,940	$3,893,814
Net realized gain	18,370,172	107,548,669
Net change in unrealized appreciation (depreciation)	18,621,729	(99,961,762)

Net increase in net assets resulting from operations	38,791,841	11,480,721

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(2,055,231)	(731,574)
Investor A	(3,452,899)	(1,411,416)
Investor C	(740,288)	(27,010)
From net realized gain:
Institutional	(1,330,956)	(29,812,195)
Investor A	(2,532,615)	(48,598,068)
Investor B	(4)	(1,520)
Investor C	(714,459)	(12,553,333)

Decrease in net assets resulting from distributions to shareholders	(10,826,452)	(93,135,116)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(27,231,830)	14,194,104

NET ASSETS
Total increase (decrease) in net assets	733,559	(67,460,291)
Beginning of period	247,721,399	315,181,690

End of period	$248,454,958	$247,721,399

Undistributed (distributions to excess of) net investment income, end of period	$(3,400,315)	$1,048,163

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund
	Institutional
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$22.19		$22.33		$24.94		$24.71	$22.64	$19.52

Net investment income(a)	0.18		0.43		0.44		0.47	0.48	0.48
Net realized and unrealized gain	2.72		3.22		0.79		1.34	2.10	3.12

Net increase from investment operations	2.90		3.65		1.23		1.81	2.58	3.60

Distributions:(b)
From net investment income	(0.20)		(0.44)		(0.45)		(0.48)	(0.49)	(0.47)
From net realized gain	(0.97)		(3.35)		(3.39)		(1.10)	(0.02)	(0.01)

Total distributions	(1.17)		(3.79)		(3.84)		(1.58)	(0.51)	(0.48)

Net asset value, end of period	$23.92		$22.19		$22.33		$24.94	$24.71	$22.64

Total Return(c)
Based on net asset value	13.37	%(d)	17.13%		6.29%		7.55%	11.49%	18.63%

Ratios to Average Net Assets
Total expenses	0.71	%(e)(f)	0.72	%(f)	0.71	%(f)	0.70%	0.70%	0.73%

Total expenses after fees waived	0.69	%(e)(f)	0.71	%(f)	0.69	%(f)	0.69%	0.70%	0.72%

Net investment income	1.61	%(e)	1.89%		2.00%		1.86%	2.00%	2.28%

Supplemental Data
Net assets, end of period (000)	$12,969,933		$12,305,546		$11,620,763		$13,242,101	$14,595,350	$14,610,283

Portfolio turnover rate	22%		29%		25%		25%	6%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17	Year Ended 07/31/16
Investments in underlying funds	0.01%	0.01%	0.01%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Service
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$22.12		$22.26		$24.86		$24.63	$22.56	$19.46

Net investment income(a)	0.15		0.39		0.37		0.39	0.40	0.42
Net realized and unrealized gain	2.70		3.21		0.79		1.33	2.10	3.10

Net increase from investment operations	2.85		3.60		1.16		1.72	2.50	3.52

Distributions:(b)
From net investment income	(0.16)		(0.39)		(0.37)		(0.39)	(0.41)	(0.41)
From net realized gain	(0.97)		(3.35)		(3.39)		(1.10)	(0.02)	(0.01)

Total distributions	(1.13)		(3.74)		(3.76)		(1.49)	(0.43)	(0.42)

Net asset value, end of period	$23.84		$22.12		$22.26		$24.86	$24.63	$22.56

Total Return(c)
Based on net asset value	13.21	%(d)	16.92%		5.95%		7.19%	11.17%	18.23%

Ratios to Average Net Assets
Total expenses	1.00	%(e)(f)	0.92	%(f)	1.04	%(f)	1.02%	1.01%	1.01%

Total expenses after fees waived	0.98	%(e)(f)	0.92	%(f)	1.01	%(f)	1.01%	1.01%	1.01%

Net investment income	1.33	%(e)	1.72%		1.68%		1.58%	1.69%	1.99%

Supplemental Data
Net assets, end of period (000)	$66,255		$63,273		$86,382		$99,271	$295,017	$323,071

Portfolio turnover rate	22%		29%		25%		25%	6%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/3/18 (unaudited)	Year Ended 07/31/17	Year Ended 07/31/16
Investments in underlying funds	0.01%	0.01%	0.01%

See notes to financial statements.

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Investor A
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$22.13		$22.28		$24.88		$24.65	$22.59	$19.48

Net investment income(a)	0.16		0.38		0.39		0.40	0.42	0.42
Net realized and unrealized gain	2.70		3.20		0.79		1.33	2.09	3.11

Net increase from investment operations	2.86		3.58		1.18		1.73	2.51	3.53

Distributions:(b)
From net investment income	(0.17)		(0.38)		(0.39)		(0.40)	(0.43)	(0.41)
From net realized gain	(0.97)		(3.35)		(3.39)		(1.10)	(0.02)	(0.01)

Total distributions	(1.14)		(3.73)		(3.78)		(1.50)	(0.45)	(0.42)

Net asset value, end of period	$23.85		$22.13		$22.28		$24.88	$24.65	$22.59

Total Return(c)
Based on net asset value	13.23	%(d)	16.82%		6.07%		7.25%	11.19%	18.31%

Ratios to Average Net Assets
Total expenses	0.96	%(e)(f)	0.97	%(f)	0.96	%(f)	0.97%	0.95%	0.99%

Total expenses after fees waived	0.94	%(e)(f)	0.96	%(f)	0.93	%(f)	0.96%	0.95%	0.99%

Net investment income	1.37	%(e)	1.66%		1.76%		1.61%	1.75%	2.03%

Supplemental Data
Net assets, end of period (000)	$5,535,901		$5,435,461		$5,951,054		$7,226,833	$10,115,394	$10,573,927

Portfolio turnover rate	22%		29%		25%		25%	6%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17	Year Ended 07/31/16
Investments in underlying funds	0.01%	0.01%	0.01%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Investor C
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$21.37		$21.62		$24.27		$24.08	$22.08	$19.06

Net investment income(a)	0.07		0.21		0.22		0.22	0.24	0.27
Net realized and unrealized gain	2.62		3.10		0.76		1.31	2.05	3.04

Net increase from investment operations	2.69		3.31		0.98		1.53	2.29	3.31

Distributions:(b)
From net investment income	(0.09)		(0.21)		(0.24)		(0.24)	(0.27)	(0.28)
From net realized gain	(0.97)		(3.35)		(3.39)		(1.10)	(0.02)	(0.01)

Total distributions	(1.06)		(3.56)		(3.63)		(1.34)	(0.29)	(0.29)

Net asset value, end of period	$23.00		$21.37		$21.62		$24.27	$24.08	$22.08

Total Return(c)
Based on net asset value	12.87	%(d)	15.99%		5.24%		6.51%	10.43%	17.47%

Ratios to Average Net Assets
Total expenses	1.67	%(e)(f)	1.69	%(f)	1.69	%(f)	1.67%	1.67%	1.69%

Total expenses after fees waived	1.65	%(e)(f)	1.69	%(f)	1.67	%(f)	1.66%	1.67%	1.68%

Net investment income	0.66	%(e)	0.94%		1.02%		0.88%	1.02%	1.32%

Supplemental Data
Net assets, end of period (000)	$2,513,138		$2,538,471		$3,043,757		$3,361,651	$3,476,705	$3,124,236

Portfolio turnover rate	22%		29%		25%		25%	6%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17	Year Ended 07/31/16
Investments in underlying funds	0.01%	0.01%	0.01%

See notes to financial statements.

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Investor C1
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$21.39		$21.59		$24.24		$24.06	$22.06	$19.03

Net investment income(a)	0.10		0.25		0.26		0.26	0.28	0.32
Net realized and unrealized gain	2.61		3.09		0.76		1.30	2.05	3.03

Net increase from investment operations	2.71		3.34		1.02		1.56	2.33	3.35

Distributions:(b)
From net investment income	(0.10)		(0.20)		(0.28)		(0.28)	(0.31)	(0.31)
From net realized gain	(0.97)		(3.34)		(3.39)		(1.10)	(0.02)	(0.01)

Total distributions	(1.07)		(3.54)		(3.67)		(1.38)	(0.33)	(0.32)

Net asset value, end of period	$23.03		$21.39		$21.59		$24.24	$24.06	$22.06

Total Return(c)
Based on net asset value	12.98	%(d)	16.18%		5.47%		6.69%	10.63%	17.74%

Ratios to Average Net Assets
Total expenses	1.51	%(e)(f)	1.50	%(f)	1.49	%(f)	1.49%	1.49%	1.46%

Total expenses after fees waived	1.48	%(e)(f)	1.50	%(f)	1.47	%(f)	1.48%	1.49%	1.45%

Net investment income	0.86	%(e)	1.14%		1.22%		1.07%	1.21%	1.59%

Supplemental Data
Net assets, end of period (000)	$1,746		$2,135		$6,834		$7,340	$7,680	$7,670

Portfolio turnover rate	22%		29%		25%		25%	6%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17	Year Ended 07/31/16
Investments in underlying funds	0.01%	0.01%	0.01%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Class K
	Six Months Ended 01/31/18 (unaudited)		Year Ended 07/31/17		Period from 03/28/16 (a) to 07/31/16
Net asset value, beginning of period	$22.18		$22.32		$20.97

Net investment income(b)	0.18		0.42		0.09
Net realized and unrealized gain	2.74		3.26		1.48

Net increase (decrease) from investment operations	2.92		3.68		1.57

Distributions:(c)
From net investment income	(0.21)		(0.47)		(0.22)
From net realized gain	(0.97)		(3.35)		—

Total distributions	(1.18)		(3.82)		(0.22)

Net asset value, end of period	$23.92		$22.18		$22.32

Total Return(d)
Based on net asset value	13.51	%(e)	17.28%		7.50	%(e)

Ratios to Average Net Assets
Total expenses	0.58	%(f)(h)	0.59	%(h)	0.58	%(f)(g)(h)

Total expenses after fees waived	0.56	%(f)(h)	0.59	%(h)	0.57	%(f)(g)(h)

Net investment income	1.56	%(f)	1.83%		1.22	%(f)

Supplemental Data
Net assets, end of period (000)	$491,539		$209,323		$22,861

Portfolio turnover rate	22%		29%		25%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.58%.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17	Period 03/28/16 (a) to 07/31/16
Investments in underlying funds	0.01%	0.01%	0.01%

See notes to financial statements.

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Class R
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$22.28		$22.41		$25.01		$24.76	$22.69	$19.57

Net investment income(a)	0.12		0.31		0.32		0.32	0.34	0.36
Net realized and unrealized gain	2.73		3.22		0.79		1.35	2.10	3.12

Net increase from investment operations	2.85		3.53		1.11		1.67	2.44	3.48

Distributions from:(b)
From net investment income	(0.13)		(0.31)		(0.32)		(0.32)	(0.35)	(0.35)
From net realized gain	(0.97)		(3.35)		(3.39)		(1.10)	(0.02)	(0.01)

Total distributions	(1.10)		(3.66)		(3.71)		(1.42)	(0.37)	(0.36)

Net asset value, end of period	$24.03		$22.28		$22.41		$25.01	$24.76	$22.69

Total Return(c)
Based on net asset value	13.08	%(d)	16.44%		5.70%		6.96%	10.83%	17.93%

Ratios to Average Net Assets
Total expenses	1.28	%(e)(f)	1.29	%(f)	1.27	%(f)	1.28%	1.27%	1.28%

Total expenses after fees waived	1.25	%(e)(f)	1.28	%(f)	1.25	%(f)	1.28%	1.27%	1.28%

Net investment income	1.05	%(e)	1.33%		1.44%		1.28%	1.43%	1.72%

Supplemental Data
Net assets, end of period (000)	$845,256		$819,982		$862,531		$987,928	$1,202,121	$1,202,571

Portfolio turnover rate	22%		29%		25%		25%	6%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17	Year Ended 07/31/16
Investments in underlying funds	0.01%	0.01%	0.01%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust
	Institutional
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$30.00		$43.39		$47.03		$77.17	$64.89	$57.65

Net investment income(a)	0.28		0.73	(b)	0.47		0.53	0.45	0.48
Net realized and unrealized gain (loss)	4.93		1.00		(0.96)		(25.35)	12.61	7.21

Net increase (decrease) from investment operations	5.21		1.73		(0.49)		(24.82)	13.06	7.69

Distributions:(c)
From net investment income	(0.91)		(0.41)		(0.42)		(0.37)	(0.34)	(0.45)
From net realized gain	(0.59)		(14.71)		(2.73)		(4.95)	(0.44)	—

Total distributions	(1.50)		(15.12)		(3.15)		(5.32)	(0.78)	(0.45)

Net asset value, end of period	$33.71		$30.00		$43.39		$47.03	$77.17	$64.89

Total Return(d)
Based on net asset value	17.77	%(e)	4.68%		(0.15)%		(32.68)%	20.31%	13.41%

Ratios to Average Net Assets
Total expenses	0.92	%(f)	0.85%		0.88	%(g)	0.83%	0.80%	0.80%

Total expenses after fees waived	0.92	%(f)	0.85%		0.88	%(g)	0.83%	0.80%	0.80%

Net investment income	1.77	%(f)	1.64	%(b)	1.12%		0.89%	0.64%	0.76%

Supplemental Data
Net assets, end of period (000)	$81,534		$84,139		$69,602		$80,864	$142,323	$109,009

Portfolio turnover rate	37%		102%		7%		6%	5%	1%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include $0.17 per share and 0.37%, respectively, resulting from a special dividend from Baker Hughes, Inc. in 2017.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Year Ended 07/31/16
Investments in underlying funds	0.01%

See notes to financial statements.

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust (continued)
	Investor A
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$28.50		$41.97		$45.59		$75.12	$63.28	$56.14

Net investment income(a)	0.22		0.53	(b)	0.34		0.36	0.27	0.31
Net realized and unrealized gain (loss)	4.69		1.01		(0.92)		(24.65)	12.27	7.04

Net increase (decrease) from investment operations	4.91		1.54		(0.58)		(24.29)	12.54	7.35

Distributions:(c)
From net investment income	(0.80)		(0.30)		(0.31)		(0.29)	(0.26)	(0.21)
From net realized gain	(0.59)		(14.71)		(2.73)		(4.95)	(0.44)	—

Total distributions	(1.39)		(15.01)		(3.04)		(5.24)	(0.70)	(0.21)

Net asset value, end of period	$32.02		$28.50		$41.97		$45.59	$75.12	$63.28

Total Return(d)
Based on net asset value	17.63	%(e)	4.38%		(0.40)%		(32.87)%	19.98%	13.11%

Ratios to Average Net Assets
Total expenses	1.18	%(f)	1.13%		1.14	%(g)	1.10%	1.06%	1.07%

Total expenses after fees waived	1.17	%(f)	1.13%		1.14	%(g)	1.10%	1.06%	1.07%

Net investment income	1.47	%(f)	1.22	% (b)	0.84%		0.62%	0.39%	0.51%

Supplemental Data
Net assets, end of period (000)	$138,615		$133,246		$197,713		$198,816	$313,210	$293,272

Portfolio turnover rate	37%		102%		7%		6%	5%	1%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include $0.17 per share and 0.37%, respectively, resulting from a special dividend from Baker Hughes, Inc. in 2017.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Year Ended 07/31/16
Investments in underlying funds	0.01%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust (continued)
	Investor C
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$22.16		$35.93		$39.48		$66.24	$56.13	$50.02

Net investment income (loss)(a)	0.09		0.15	(b)	0.02		(0.08)	(0.24)	(0.15)
Net realized and unrealized gain (loss)	3.62		0.81		(0.84)		(21.62)	10.86	6.26

Net increase (decrease) from investment operations	3.71		0.96		(0.82)		(21.70)	10.62	6.11

Distributions:(c)
From net investment income	(0.61)		(0.02)		—		(0.11)	(0.07)	—
From net realized gain	(0.59)		(14.71)		(2.73)		(4.95)	(0.44)	—

Total distributions	(1.20)		(14.73)		(2.73)		(5.06)	(0.51)	—

Net asset value, end of period	$24.67		$22.16		$35.93		$39.48	$66.24	$56.13

Total Return(d)
Based on net asset value	17.17	%(e)	3.55%		(1.20)%		(33.38)%	19.06%	12.22%

Ratios to Average Net Assets
Total expenses	1.96	%(f)	1.91%		1.94	%(g)	1.88%	1.84%	1.86%

Total expenses after fees waived	1.96	%(f)	1.91%		1.94	%(g)	1.88%	1.84%	1.86%

Net investment income (loss)	0.73	%(f)	0.41	%(b)	0.06%		(0.16)%	(0.39)%	(0.27)%

Supplemental Data
Net assets, end of period (000)	$28,305		$30,337		$47,397		$57,026	$92,811	$89,618

Portfolio turnover rate	37%		102%		7%		6%	5%	1%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include $0.17 per share and 0.37%, respectively, resulting from a special dividend from Baker Hughes, Inc. in 2017.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Year Ended 07/31/16
Investments in underlying funds	0.01%

See notes to financial statements.

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Equity Dividend Fund and BlackRock Natural Resources Trust are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Equity Dividend Fund	Equity Dividend	Diversified
BlackRock Natural Resources Trust	Natural Resources	Diversified	(a)

(a)	Natural Resources changed from non-diversified to diversified during the reporting period.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Class R Shares are available only to certain employer-sponsored retirement plans. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		None
Investor C1 Shares	No	No	(b)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C1 Shares made within one year after purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

On December 27, 2017, the Funds’ issued and outstanding Investor B Shares converted to Investor A Shares, with the same relative net asset value (“NAV”) as the original shares held immediately prior to conversion.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income and non-cash dividend income is/are recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Distributions: Distributions paid by each Fund are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements  (unaudited) (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of each Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of Natural Resources’ securities lending agreements by counterparty which are subject to offset under an MSLA:

	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Barclays Capital, Inc.	$101,529	$(101,529)	$—
Citigroup Global Markets Inc.	95,865	(95,865)	—
Credit Suisse Securities (USA) LLC	48,478	(48,478)	—
JPMorgan Securities LLC	1,324,032	(1,324,032)	—
Morgan Stanley & Co. LLC	2,782,500	(2,782,500)	—

	$4,352,404	$(4,352,404)	$—

(a)	Cash collateral with a value of $4,651,336, respectively, has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements  (unaudited) (continued)

Equity Dividend

Average Daily Net Assets	Investment Advisory Fee
First $8 Billion	0.60%
$8 Billion — $10 Billion	0.56
$10 Billion — $12 Billion	0.54
$12 Billion — $17 Billion	0.52
$17 Billion — $25 Billion	0.51
$25 Billion — $30 Billion	0.50
$30 Billion — $40 Billion	0.47
Greater than $40 Billion	0.45

Natural Resources

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.60%
$1 Billion — $3 Billion	0.56
$3 Billion — $5 Billion	0.54
$5 Billion — $10 Billion	0.52
Greater than $10 Billion	0.51

With respect to Natural Resources, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by Natural Resources to the Manager.

Service and Distribution Fees: The Funds entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fees
	Equity Dividend	Natural Resources
Service	0.25%	—%
Investor A	0.25	0.25
Investor C	0.25	0.25
Investor C1	0.25	—
Class R	0.25	—

	Distribution Fees
	Equity Dividend	Natural Resources
Investor C	0.75%	0.75%
Investor C1	0.55	—
Class R	0.25	—

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended January 31, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Service	Investor A	Investor B (a)	Investor C	Investor C1	Class R	Total
Equity Dividend	$75,054	$6,757,749	$2,326	$12,393,512	$7,740	$2,056,098	$21,292,479
Natural Resources	—	170,468	1	148,724	—	—	319,193

(a)	On December 27, 2017, the Funds’ Investor B Shares converted to Investor A Shares.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2018, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Total
Equity Dividend	$190,314	$5,308	$99	$195,721

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended January 31, 2018, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Investor B (a)	Investor C	Investor C1	Class K	Class R	Total
Equity Dividend	$17,496	$183	$50,127	$54	$22,768	$30	$18	$3,474	$94,150
Natural Resources	488	—	4,631	—	1,280	—	—	—	6,399

(a)	On December 27, 2017, the Funds’ Investor B Shares converted to Investor A Shares.

For the six months ended January 31, 2018, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

	Institutional	Service	Investor A	Investor B (a)	Investor C	Investor C1	Class K	Class R	Total
Equity Dividend	$8,285,723	$51,434	$3,581,739	$856	$1,184,830	$1,300	$1,740	$816,062	$13,923,684
Natural Resources	65,100	—	115,627	—	30,390	—	—	—	211,117

(a)	On December 27, 2017, the Funds’ Investor B Shares converted to Investor A Shares.

Other Fees: For the six months ended January 31, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Investor A
Equity Dividend	$75,149
Natural Resources	$4,841

For the six months ended January 31, 2018, affiliates received CDSCs as follows:

	Equity Dividend	Natural Resources
Investor A	$23,994	$160
Investor B	34	—
Investor C	40,796	1,523

Waivers and Reimbursements: With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2018, the amounts waived were as follows:

Equity Dividend	$355,358
Natural Resources	799

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent trustees who are not “interested persons” of a Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended January 31, 2018, there were no fees waived and/or reimbursed by the Manager.

During the six months ended January 31, 2018, the Manager reimbursed Equity Dividend $2,371,732 for certain operating expenses which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

For the six months ended January 31, 2018, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Equity Dividend	$121,624
Natural Resources	1,748

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements  (unaudited) (continued)

Pursuant to a securities lending agreement, Equity Dividend retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses. Pursuant to a securities lending agreement, Natural Resources retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: Equity Dividend retains 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses. Natural Resources retains 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended January 31, 2018, each Fund paid BIM the following amounts for securities lending agent services:

Equity Dividend	$140,006
Natural Resources	5,358

Interfund Lending: In accordance with an exemptive order (the “Order”) from SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Equity Dividend is currently permitted to borrow and Natural Resources is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source moe than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board. During the six months ended January 31, 2018, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2018, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
Equity Dividend	$44,600,696	—	—

6.	PURCHASES AND SALES

For the six months ended January 31, 2018, purchases and sales of investments and excluding short-term, were as follows:

	Purchases	Sales
Equity Dividend	$4,529,613,434	$6,012,684,461
Natural Resources	90,331,270	132,206,440

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’ U.S. federal tax returns generally remains open for each of the four years ended July 31, 2017. The statutes of limitations on each Fund’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	Equity Dividend (a)
2018	$745,578

(a)	Subject to annual limitations

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

As of January 31, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	Equity Dividend	Natural Resources
Tax cost	$15,297,546,616	$199,894,414

Gross unrealized appreciation	7,610,178,877	61,756,304
Gross unrealized depreciation	(297,673,278)	(7,983,093)

Net unrealized appreciation	$7,312,505,599	$53,773,211

8.	BANK BORROWINGS

The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2018, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that they believe the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: As of period end, Equity Dividend invested a significant portion of its assets in securities in the financial sector. Natural Resources invested a significant portion of its assets in securities in the oil, gas & consumable fuels and metals and mining sectors. Changes in economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements  (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/18		Year Ended 07/31/17
BlackRock Equity Dividend Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	52,723,474	$1,201,774,793	123,756,464	$2,852,244,849
Shares issued in reinvestment of distributions	24,635,501	558,106,621	77,447,046	1,719,403,984
Shares redeemed	(89,753,682)	(2,045,488,973)	(167,074,009)	(3,815,716,313)

Net increase (decrease)	(12,394,707)	$(285,607,559)	34,129,501	$755,932,520

Service
Shares sold	569,118	$13,103,492	404,033	$9,205,082
Shares issued in reinvestment of distributions	125,252	2,828,581	477,309	10,565,650
Shares redeemed	(776,038)	(17,482,047)	(1,900,717)	(42,788,336)

Net decrease	(81,668)	$(1,549,974)	(1,019,375)	$(23,017,604)

Investor A
Shares sold and automatic conversion of shares	19,618,467	$447,405,681	43,754,745	$1,001,670,210
Shares issued from conversion(a)	25,603	581,702	—	—
Shares issued in reinvestment of distributions	11,322,573	255,812,570	38,978,107	863,340,675
Shares redeemed	(44,522,832)	(1,011,884,667)	(104,251,778)	(2,393,036,337)

Net decrease	(13,556,189)	$(308,084,714)	(21,518,926)	$(528,025,452)

Investor B(a)
Shares sold	—	$—	8,669	$198,986
Shares issued in reinvestment of distributions	1,048	24,279	18,551	418,356
Shares converted	(24,944)	(581,702)	—	—
Shares redeemed and automatic conversion of shares	(1,722)	(39,743)	(428,855)	(9,926,196)

Net decrease	(25,618)	$(597,166)	(401,635)	$(9,308,854)

Investor C
Shares sold	2,401,028	$52,865,293	8,504,809	$187,794,327
Shares issued in reinvestment of distributions	5,049,335	110,119,756	18,808,290	403,151,335
Shares redeemed	(16,947,169)	(371,253,642)	(49,315,072)	(1,097,004,568)

Net decrease	(9,496,806)	$(208,268,593)	(22,001,973)	$(506,058,906)

Investor C1
Shares sold	3,291	$72,296	4,646	$102,587
Shares issued in reinvestment of distributions	4,252	92,815	26,511	569,089
Shares redeemed	(31,530)	(687,187)	(247,853)	(5,600,388)

Net decrease	(23,987)	$(522,076)	(216,696)	$(4,928,712)

Class K
Shares sold	12,181,236	$276,815,450	9,597,959	$223,018,048
Shares issued in reinvestment of distributions	718,025	16,259,320	970,718	21,526,968
Shares redeemed	(1,781,741)	(40,882,526)	(2,157,042)	(49,741,324)

Net increase	11,117,520	$252,192,244	8,411,635	$194,803,692

Class R
Shares sold	2,069,494	$47,332,400	4,448,350	$102,236,131
Shares issued in reinvestment of distributions	1,686,707	38,406,861	5,739,981	128,015,002
Shares redeemed	(5,378,746)	(123,472,554)	(11,885,017)	(273,218,212)

Net decrease	(1,622,545)	$(37,733,293)	(1,696,686)	$(42,967,079)

Total Net Decrease	(26,084,000)	$(590,171,131)	(4,314,155)	$(163,570,395)

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 01/31/18		Year Ended 07/31/17
BlackRock Natural Resources Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	672,403	$21,495,570	1,587,657	$69,822,802
Shares issued in reinvestment of distributions	99,032	3,086,841	903,329	26,756,341
Shares redeemed	(1,157,843)	(36,105,626)	(1,290,092)	(55,275,472)

Net increase (decrease)	(386,408)	$(11,523,215)	1,200,894	$41,303,671

Investor A
Shares sold and automatic conversion of shares	556,740	$16,935,883	1,233,560	$53,886,142
Shares issued from conversion(a)	12	357	—	—
Shares issued in reinvestment of distributions	188,985	5,597,782	1,621,863	45,765,804
Shares redeemed	(1,092,425)	(33,055,539)	(2,890,410)	(120,361,656)

Net decrease	(346,688)	$(10,521,517)	(34,987)	$(20,709,710)

Investor B(a)
Shares sold	—	$—	49	$1,838
Shares issued in reinvestment of distributions	—	4	68	1,505
Shares converted	(14)	(357)	—	—
Shares redeemed and automatic conversion of shares	(1)	(23)	(12,953)	(488,598)

Net decrease	(15)	$(376)	(12,836)	$(485,255)

Investor C
Shares sold	88,483	$2,113,885	111,490	$4,162,540
Shares issued in reinvestment of distributions	62,166	1,419,890	559,794	12,153,467
Shares redeemed	(372,331)	(8,720,497)	(621,348)	(22,230,609)

Net increase (decrease)	(221,682)	$(5,186,722)	49,936	$(5,914,602)

Total Net Increase (Decrease)	(954,793)	$(27,231,830)	1,203,007	$14,194,104

(a)	On December 27, 2017, all issued and outstanding Investor B Shares converted to Investor A Shares.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	37

Trustee and Officer Information

Robert M. Hernandez, Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Honorable Stuart E. Eizenstat, Trustee

Henry Gabbay, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2017, Roberta Cooper Ramo retired and Donald W. Burton resigned as Trustees of the Funds.

Investment Adviser	Transfer Agent
BlackRock Advisors, LLC	BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809	Wilmington, DE 19809

Sub-Adviser	Distributor
BlackRock International Limited(a)	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10022
United Kingdom

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Willkie Farr & Gallagher LLP
Boston, MA 02111	New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

(a)	For BlackRock Natural Resources Trust only.

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request, without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse line up of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	39

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts

GLOSSARY OF TERMS USED IN THIS REPORT	41

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EDNR-1/18-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report (a)(2) – Certifications – Attached hereto (a)(3) – Not Applicable

2

(a)(4) – Not Applicable (b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: April 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: April 4, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: April 4, 2018

4